Notes to the Consolidated Statements of Financial Position - Summary Of Ownership Structure (Detail) - Non Diluted Basis [Member] - shares	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Ownership Structure [Line Items]
Total Shares	17.6	17.6
SIGNA International Sports Holding GmbH [Member]
Disclosure Of Ownership Structure [Line Items]
Total Shares	13.8	13.8
Rplus V Lebensversicherung Aktiengesellschaft [Member]
Disclosure Of Ownership Structure [Line Items]
Total Shares	1.8	1.8
AEON CoLtd [Member]
Disclosure Of Ownership Structure [Line Items]
Total Shares	1.3	1.3
Evergrow Asia Limited [Member]
Disclosure Of Ownership Structure [Line Items]
Total Shares	0.5	0.5
Rplus V Versicherung AG [Member]
Disclosure Of Ownership Structure [Line Items]
Total Shares	0.3	0.3